10. Concentrations (Tables)	6 Months Ended
Jun. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations Of Revenues
	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Customer 1	33.3%	43.9%	39.7%	45.5%
Customer 2	16.3%	-	17.9%	-
Totals	49.6%	43.9%	57.6%	45.5%

Concentrations Of Accounts Receivable
	June 30, 2012	December 31, 2011
Customer 1	58.4%	53.4%
Customer 2	17.0%	17.3%
Totals	75.4%	70.7%

Concentrations Of Expense
	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011

Vendor 1	12.1%	27.1%	14.3%	31.8%

Totals	12.1%	27.1%	14.3%	31.8%